Advances from customers and deferred revenue	12 Months Ended
Dec. 31, 2025
Advances from customers and deferred revenue
Advances from customers and deferred revenue

14.Advances from customers and deferred revenue

	December 31,
	2024	2025
	RMB	RMB
Deferred revenue, current	263,603	222,724
Advances from customers	2,025	5,443
Total current advances from customers and deferred revenue	265,628	228,167
Deferred revenue, non-current	35,786	31,824
Total non-current deferred revenue	35,786	31,824